UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2001.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Raiff Partners, Inc.
   Address:   152 West 57th Street
              New York, NY  10019

   Form 13F File Number:   28-5866
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Sheldon Brody
   Title:   Chief Financial Officer
   Phone:   212-247-6509

Signature, Place and Date of Signing:



   /s/ Sheldon Brody        New York, NY        November 12, 2001

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


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                                   FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:

     Number of other Included Managers:                3
     Form 13F Information Table Entry Total           66
     Form 13F Information Table Value Total:    $696,834 (thousands)

List of Other Included Managers:

     No.      13F File No.      Name

     01     28-5534          Centurion Advisors, L.P.
     02     28-5414          Centurion Investment Group, L.P.
     03     28-7106          Centurion Investors, LLC

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                          FORM 13F INFORMATION TABLE

Raiff Partners, Inc.
28-5866

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6    COLUMN 7            COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ------- ------------ -----------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE   SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -----
AFLAC, INC.                         COM         001055102   4,320     160,000 SH      DEFINED  01 01 03     160,000
ALLIANCE CAPITAL MGMT HOLDINGS      COM         01855A101   2,733      59,800 SH      DEFINED  01 02 03      59,800
AMERADA HESS                        COM         023551104  11,430     180,000 SH      DEFINED  01 02 03     180,000
AMERICAN INTERNATIONAL GROUP        COM         026874107  35,100     450,000 SH      DEFINED  01 02 03     450,000
ANNALY MORTGAGE MANAGEMENT          COM         035710409   2,959     204,800 SH      DEFINED  01 02 03     204,800
ANTHRACITE CAPITAL                  COM         037023108   3,728     358,500 SH      DEFINED  01 02 03     358,500
AON CORPORATION                     COM         037389103  11,760     280,000 SH      DEFINED  01 02 03     280,000
BANK OF AMERICA CORP.               COM         060505104  21,608     370,000 SH      DEFINED  01 02 03     370,000
BOSTON PROPERTIES, INC.             COM         101121101   2,288      60,000 SH      DEFINED  01 02 03      60,000
CAPSTEAD MTG. CORP.                 COM         14067E506   6,728     256,000 SH      DEFINED  01 02 03     256,000
CARNIVAL CORP.                      COM         143658102   3,083     140,000 SH      DEFINED  01 02 03     140,000
CONSTELLATION BRANDS                COM         21036P108   1,700      40,800 SH      DEFINED  01 02 03      40,800
COUNTRYWIDE CREDIT IND., INC.       COM         222372104  13,618     310,000 SH      DEFINED  01 02 03     310,000
DISNEY (WALT) CO                    COM         254687106     884      47,500 SH      DEFINED  01 02 03      47,500
EQUITY OFFICE PROPERTIES            COM         294741103   6,400     200,000 SH      DEFINED  01 02 03     200,000
EVEREST REINSURANCE HOLDINGS, INC.  COM         299808105  14,558     225,000 SH      DEFINED  01 02 03     225,000
FEDERATED DEPARTMENT STORES, INC.   COM         31410H101   1,410      50,000 SH      DEFINED  01 02 03      50,000
FIRST REPUBLIC BANK                 COM         336158100   5,036     219,450 SH      DEFINED  01 02 03     219,450
FLEMING COMPANIES, INC.             COM         339130106   4,401     149,200 SH      DEFINED  01 02 03     149,200
FLORIDAFIRST BANCORP                COM         343258109   1,671     100,000 SH      DEFINED  01 02 03     100,000
GOLDEN WEST FINANCIAL CORP.         COM         381317106   4,939      85,000 SH      DEFINED  01 02 03      85,000
HEINZ, H J CO.                      COM         423074103  16,860     400,000 SH      DEFINED  01 02 03     400,000
HELLER FINANCIAL                    COM         423328103  44,786     848,700 SH      DEFINED  01 02 03     848,700
HOUSEHOLD INTERNATIONAL             COM         441815107  10,712     190,000 SH      DEFINED  01 02 03     190,000
HUDSON UNITED BANCORP               COM         444165104   7,321     263,900 SH      DEFINED  01 02 03     263,900
INGLES MARKETS INC                  COM         457030104     392      32,700 SH      DEFINED  01 02 03      32,700
INTIMATE BRANDS, INC.               COM         461156101  10,129   1,125,400 SH      DEFINED  01 02 03   1,125,400
J.C. PENNEY, INC.                   COM         708160106     931      42,500 SH      DEFINED  01 02 03      42,500
JOHN HANCOCK FINANCIAL SERVICES     COM         41014S106   1,398      35,000 SH      DEFINED  01 02 03      35,000
KERR-MCGEE                          COM         492386107  11,467     220,900 SH      DEFINED  01 02 03     220,900
KEYCORP, INC.                       COM         493267108  27,158   1,125,000 SH      DEFINED  01 02 03   1,125,000
K-MART                              COM         482584109  20,850   2,982,900 SH      DEFINED  01 02 03   2,982,900
KROGER, CO.                         COM         501044101  22,915     930,000 SH      DEFINED  01 02 03     930,000
LINCOLN NATIONAL CORP.              COM         534187109  17,719     380,000 SH      DEFINED  01 02 03     380,000
LOEWS CORP                          COM         540424108  12,630     272,900 SH      DEFINED  01 02 03     272,900
MACK-CALI REALTY CORP.              COM         554489104     620      20,000 SH      DEFINED  01 02 03      20,000
MAX RE                              COM                       286      20,000 SH      DEFINED  01 02 03      20,000
METLIFE, INC.                       COM         59156R108  47,075   1,585,000 SH      DEFINED  01 02 03   1,585,000
NATIONAL CITY CORP.                 COM         635405103  16,170     539,900 SH      DEFINED  01 02 03     539,900
NATIONWIDE FINANCIAL SERVICES       COM         638612101   2,231      60,000 SH      DEFINED  01 02 03      60,000
NEIMAN MARCUS GROUP - CL A          COM         640204202   4,474     183,000 SH      DEFINED  01 02 03     183,000
OCCIDENTAL PETROLEUM CORP.          COM         674599105   4,138     170,000 SH      DEFINED  01 02 03     170,000
ORIENT EXPRESS HOTELS               COM         G67743107     280      20,000 SH      DEFINED  01 02 03      20,000
PHILIP MORRIS                       COM         718154107   1,771     865,000 SH      DEFINED  01 02 03     865,000
PHILLIPS PETROLEUM                  COM         718507106   5,394     100,000 SH      DEFINED  01 02 03     100,000
PHILLIPS- VAN HEUSEN                COM         718592108     297      30,000 SH      DEFINED  01 02 03      30,000
R.J. REYNOLDS TOBACCO HOLDINGS      COM         76182K105  64,380   1,126,700 SH      DEFINED  01 02 03   1,126,700
RALSTON-RALSTON PURINA GROUP        COM         751277302   1,968      60,000 SH      DEFINED  01 02 03      60,000
REDWOOD TRUST, INC.                 COM         758075402     651      27,000 SH      DEFINED  01 02 03      27,000
ROYAL CARIBBEAN CRIUSES, LTD.       COM         V7780T103     429      40,000 SH      DEFINED  01 02 03      40,000
SAP AG-SPONSORED ADR                COM         803054204     648      25,000 SH      DEFINED  01 02 03      25,000
SEARS, ROEBUCK AND CO               COM         812387108  15,158     437,600 SH      DEFINED  01 02 03     437,600
SKECHERS USA                        COM         830566105     117      10,000 SH      DEFINED  01 02 03      10,000
STARWOOD HOTELS & RESORTS WORLDWIDE COM         85590A203   4,510     205,000 SH      DEFINED  01 02 03     205,000
SUPERVALUE INC.                     COM         868536103   5,361     265,000 SH      DEFINED  01 02 03     265,000
TANGER FACTORY OUTLET CENTER        COM         875465106     306      14,800 SH      DEFINED  01 02 03      14,800
THORNBURG MORTGAGE INC.             COM         885218107     994      60,000 SH      DEFINED  01 02 03      60,000
TRICON GLOBAL RESTAURANTS           COM         895953107  27,301     696,100 SH      DEFINED  01 02 03     696,100
TYCO INTERNATIONAL LTD.             COM         902124106   3,185      70,000 SH      DEFINED  01 02 03      70,000
TYSON FOODS INC.                    COM         902494103   9,112     909,400 SH      DEFINED  01 02 03     909,400
UNION PLANTERS CORP.                COM         908068109  27,289     636,100 SH      DEFINED  01 02 03     636,100
UNIVERSAL HEALTH REALTY             COM         91359E105   4,508     182,500 SH      DEFINED  01 02 03     182,500
UST, INC.                           COM         902911106   6,640     200,000 SH      DEFINED  01 02 03     200,000
VENATOR GROUP, INC.                 COM         922944103   3,050     200,000 SH      DEFINED  01 02 03     200,000
WASHINGTON MUTUAL                   COM         939322103  28,475     740,000 SH      DEFINED  01 02 03     740,000
WILMINGTON TRUST CORP               COM         971807102   4,394      79,600 SH      DEFINED  01 02 03      79,600
